SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Aug. 17, 2021 USD ($) $ / shares
Subscription Agreements [Member] | Serruya Private Equity [Member]
Subsequent Event [Line Items]
Purchase price | $	$ 100,000,000
Purchase price per share	$ 0.24
Exercise price of warrants	$ 0.288
Fees | $	$ 2,500,000
Deemed price	$ 0.24
Warrant expiration date	Dec. 31, 2021
Conversion price	$ 0.24
Warrants description	The Short-Term Warrant entitles the holders to acquire, at the option of the holders and upon payment of $30,000,000, an aggregate of 125,000,000 Units at an exercise price of $0.24 (C$0.32) per Unit, or $30,000,000 principal amount of notes at par, convertible into 125,000,000 Shares at a conversion price of $0.24 (C$0.32) per Share.
Senior Secured Convertible Credit Facility [Member]
Subsequent Event [Line Items]
Principal amount | $	$ 165,800,000